SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information, for Insurance Companies Disclosure [Text Block]
PartnerRe Ltd.
Supplementary Insurance Information
For the years ended December 31, 2017, 2016 and 2015
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Gross Reserves	Unearned Premiums	Other Benefits Payable	Premium Revenue	Net Investment Income(1)	Losses Incurred	Amortization of DAC	Other Expenses(2)	Premiums Written
2017
Non-life	$493,196	$9,710,457	$1,795,103	$—	$3,688,158	$ N/A	$2,574,769	$984,519	$104,454	$3,775,905
Life and Health	179,111	—	23,896	2,490,474	1,336,823	59,895	1,266,213	135,254	61,026	1,344,021
Corporate and Other	—	—	—	—	—	342,176	—	—	182,918	—
Total	$672,307	$9,710,457	$1,818,999	$2,490,474	$5,024,981	$402,071	$3,840,982	$1,119,773	$348,398	$5,119,926

2016
Non-life	$439,195	$8,985,434	$1,608,880	$—	$3,852,336	$ N/A	$2,320,820	$1,055,638	$228,806	$3,836,654
Life and Health	158,044	—	14,916	1,984,096	1,117,260	57,664	927,271	130,964	66,003	318,052
Corporate and Other	—	—	—	—	—	353,200	—	—	177,096	—
Total	$597,239	$8,985,434	$1,623,796	$1,984,096	$4,969,596	$410,864	$3,248,091	$1,186,602	$471,905	$4,154,706

2015
Non-life	$449,216	$9,064,711	$1,629,537	$—	$4,059,665	$ N/A	$2,193,449	$1,063,693	$218,319	$4,022,067
Life and Health	180,156	—	15,220	2,051,935	1,209,513	58,537	964,421	153,318	63,451	321,278
Corporate and Other	—	—	—	—	—	391,247	(450)	(8)	508,953	—
Total	$629,372	$9,064,711	$1,644,757	$2,051,935	$5,269,178	$449,784	$3,157,420	$1,217,003	$790,723	$4,343,345

(1)
Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.

(2)
Other expenses are a component of underwriting result for the Non-life business and Life and Health segment. Other expenses included in Corporate and Other represent corporate expenses and other expenses related to the Company’s insurance-linked securities and strategic investments.